Annual Fund Operating Expenses - AEW Global Focused Real Estate Fund	Jun. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.40%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.15%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	2.30%
Fee Waiver or Reimbursement	(0.40%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.90%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.40%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.90%
Class N
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.32%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.85%
Class T
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.55%	[3]
Expenses (as a percentage of Assets)	1.55%
Fee Waiver or Reimbursement	(0.40%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.15%

[1]	AEW Capital Management, L.P. (“AEW” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
[3]	Other expenses are estimated for the current fiscal year.